Collaboration and License Agreements	12 Months Ended
Dec. 31, 2019
Collaboration And License Agreements [Abstract]
Collaboration and License Agreements
9.	Collaboration and License Agreements

In December 2016, the Company entered into the Collaboration Agreement, pursuant to which the Company granted Novartis an exclusive option to collaborate with the Company to develop products containing emricasan. Pursuant to the Collaboration Agreement, the Company received a non-refundable upfront payment of $50.0 million from Novartis.

In May 2017, Novartis exercised its option under the Collaboration Agreement. In July 2017, the Company received a $7.0 million option exercise payment, at which time the license under the Collaboration Agreement became effective (the License Effective Date). The Company and Novartis entered into an amendment to the Collaboration Agreement, pursuant to which they mutually agreed to terminate the Collaboration Agreement in September 2019.

Under the Collaboration Agreement, the Company was eligible to receive up to an aggregate of $650.0 million in milestone payments over the term of the Collaboration Agreement, contingent on the achievement of certain development, regulatory and commercial milestones, as well as royalties or profit and loss sharing on future product sales in the United States, if any.

Novartis was to pay 50% of the Company’s Phase 2b and observational study costs pursuant to an agreed upon budget. Upon completion of the Phase 2b trials, Novartis would have assumed 100% of the observational study costs and full responsibility for emricasan’s Phase 3 development and all combination product development. Due to the termination of the Collaboration Agreement, the Company will not receive any future milestone, royalty or profit and loss sharing payments under the Collaboration Agreement.

Pursuant to the terms of termination of the Collaboration Agreement, the Company and Novartis continued to share the costs of the Phase 2b trials equally until December 31, 2019, and Novartis will pay up to $150,000 for its share of the costs of the Phase 2b trials, if any, in 2020. The Company accounted for the termination of the Collaboration Agreement as a contract modification of an existing contract as the remaining services are not distinct and, therefore, form part of a single performance obligation that is partially satisfied as of the contract modification date.

Concurrent with entry into the Collaboration Agreement, the Company entered into the Investment Agreement, whereby the Company was able to borrow up to $15.0 million at a rate of 6% per annum, under one or two notes, with a maturity date of December 31, 2019. On February 15, 2017, the Company issued the Novartis Note in the principal amount of $15.0 million pursuant to the Investment Agreement. The terms of the Novartis Note allowed the Company to convert the principal and accrued interest into the Company’s common stock at a conversion price equal to 120% of the 20-day trailing average closing price per share of the common stock immediately prior to the conversion date. On December 5, 2018, the Company, at its option, converted the entire outstanding principal of $15.0 million and accrued and unpaid interest of the Novartis Note into 2,882,519 shares of the Company’s common stock at a conversion price of $5.77 per share.

Under the Collaboration Agreement, there were two significant performance obligations: the license and the research and development services, but the license was not distinct from the research and development services as Novartis could not obtain value from the license without the research and development services, which the Company was uniquely able to perform. The Company concluded that progress towards completion of the performance obligations related to the Collaboration Agreement was best measured in an amount proportional to the collaboration expenses incurred and the total estimated collaboration expenses. The transaction price recognized as revenue under the Collaboration Agreement consisted of the upfront payment, option exercise fee, deemed revenue from the premium paid by Novartis under the Investment Agreement and estimated reimbursable research and development costs. Certain expenses directly related to execution of the Collaboration Agreement were capitalized as assets on the balance sheet and were expensed in a manner consistent with the methodology used for recognizing revenue. During the quarter ended June 30, 2019, as a result of the decision to discontinue the development of emricasan, the Company significantly reduced the transaction price and the total estimated reimbursable research and development expenses under the Collaboration Agreement. The net effect of these changes resulted in the recognition of a cumulative catch-up in revenue of $4.6 million, which was recorded as a change in estimate during the three months ended June 30, 2019.

A reconciliation of the opening and closing balances of deferred revenue related to the Collaboration Agreement, which represents the unrecognized balance of the transaction price, is as follows (in thousands):

Deferred Revenue
Balance at December 31, 2017	$26,691
Cumulative effect of adoption of accounting standard	1,299
Additions to deferred revenue	18,486
Revenue recognized	(33,586)
Balance at December 31, 2018	12,890
Additions to deferred revenue	8,826
Revenue recognized	(21,716)
Balance at December 31, 2019	$—

A reconciliation of the opening and closing balances of deferred costs related to execution of the Collaboration Agreement is as follows (in thousands):

Deferred Costs
Balance at December 31, 2017	$—
Cumulative effect of adoption of accounting standard	687
Costs recognized	(377)
Balance at December 31, 2018	310
Costs recognized	(310)
Balance at December 31, 2019	$—